Other Assets	9 Months Ended
Sep. 30, 2011
Other Assets [Abstract]
Other Assets

NOTE 3. Other Assets

Other current assets are summarized as follows:

	September 30	December 31
	2011	2010
	(Dollars in Millions)
Recoverable taxes	$96	$80
Pledged accounts receivable	63	90
Deferred tax assets	39	33
Deposits	35	35
Prepaid assets	22	16
Other	24	13

	$279	$267

Other non-current assets are summarized as follows:

	September 30	December 31
	2011	2010
	(Dollars in Millions)
Deposits	$24	$24
Deferred tax assets	20	13
Income tax receivable	12	14
Other	33	38

	$89	$89